Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 19,355	$ 14,725
Current biological assets	175,823	150,968
Biological assets	195,178	165,693	$ 130,436
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	18,428	12,600
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	18,428	12,600
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	7,037	4,581
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	707	2,003
Current biological assets	6,330	2,578
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	771	455
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	551	333
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	220	122
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	54,886	43,787
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	54,886	43,787
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	42,729	29,062
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	42,729	29,062
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	71,327	75,208
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	71,327	75,208
Crops planted in sugarcane farms | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 6,969	$ 3,702